Share-based payment plan (Detail)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020 yr shares	Dec. 31, 2019 shares	Dec. 31, 2019 yr shares
All plans Materialise [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	407,722	965,052	965,052	1,318,049
Granted	0	0		0
Forfeited / Cancelled	(7,193)	(41,443)		(42,952)
Exercised	(317,579)	(515,887)		(310,045)
Outstanding at end of period	82,950	407,722		965,052	965,052
Exercisable at the end of period	78,405	123,305	123,305	296,859	296,859
2013 Warrant Plan
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	0	118,376		300,040
Granted	0	0		0
Forfeited / Cancelled	0	(1,875)		(3,500)
Exercised	0	(116,501)		(178,164)
Outstanding at end of period	0	0		118,376
Exercisable at the end of period	0	0	0	15,300	15,300
IPO plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	236,726	465,212		589,052
Granted	0	0		0
Forfeited / Cancelled	(3,372)	(27,247)		(20,252)
Exercised	(179,764)	(201,239)		(103,588)
Outstanding at end of period	53,590	236,726		465,212
Exercisable at the end of period	49,045	95,575	95,575	169,071	169,071
2015 Warrant Plan
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	133,900	310,400		325,200
Granted	0	0		0
Forfeited / Cancelled	(2,000)	(6,400)		(14,800)
Exercised	(114,500)	(170,100)		0
Outstanding at end of period	17,400	133,900		310,400
Exercisable at the end of period	17,400	15,100	15,100	96,500	96,500
IPO plan cash settled [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	37,096	71,064		103,757
Granted	0	0		0
Forfeited / Cancelled	(1,821)	(5,921)		(4,400)
Exercised	(23,315)	(28,047)		(28,293)
Outstanding at end of period	11,960	37,096		71,064
Exercisable at the end of period	11,960	12,630	12,630	15,988	15,988